Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts [Member]
Movement in valuation allowances and reserves rollforward
Valuation allowances and qualifying accounts, beginning balance	$ 62	$ 77	$ 88
Balance acquired through acquisitions	0	0	0
Charged to costs and expenses	14	14	15
Charged to other accounts	0	0	9
Deductions	16	29	35
Valuation allowance and qualifying accounts, ending balance	60	62	77
Valuation Allowance On Deferred Tax Assets [Member]
Movement in valuation allowances and reserves rollforward
Valuation allowances and qualifying accounts, beginning balance	240	227	240
Balance acquired through acquisitions	0	0	0
Charged to costs and expenses	450	37	16
Charged to other accounts	0	0	0
Deductions	56	24	29
Valuation allowance and qualifying accounts, ending balance	634	240	227
Inventory Valuation Reserve [Member]
Movement in valuation allowances and reserves rollforward
Valuation allowances and qualifying accounts, beginning balance	32	27	22
Balance acquired through acquisitions	0	0	0
Charged to costs and expenses	15	13	14
Charged to other accounts	0	0	0
Deductions	12	8	9
Valuation allowance and qualifying accounts, ending balance	$ 35	$ 32	$ 27